Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.70%	18.40%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.30%	15.40%	13.70%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	14.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.20%	13.80%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	11.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.30%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.20%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.10%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.30%	14.40%	29.40%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		13.30%	15.70%